Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosure Inventories [Abstract]
Raw materials	$ 25,747	$ 27,953
Woodyard logs	5,942	5,931
Work-in-process	17,629	19,120
Finished goods	55,909	87,585
Replacement parts and other supplies	26,240	26,287
Inventories	$ 131,467	$ 166,876